Leases (Details) - Schedule of reconciliation of asset balances - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of reconciliation of asset balances [Line Items]
Beginning balance		$ 40,167	$ 43,195
Ending balance		39,013	40,167	$ 43,195
Addition to right-of-use asset		10,261	7,282
Depreciation		(6,255)	(4,223)
Derecognition of contracts		(470)	(270)
Impairment loss		(356)
Reclassifications and others		309	(628)
Effect of changes in foreign exchange rates		(4,643)	(5,189)
Land and Buildings [Member]
Leases (Details) - Schedule of reconciliation of asset balances [Line Items]
Beginning balance	[1]	34,393	34,886
Ending balance	[1]	32,696	34,393	34,886
Addition to right-of-use asset	[1]	6,749	6,573
Depreciation	[1]	(4,323)	(3,311)
Derecognition of contracts	[1]	(437)	(126)
Impairment loss	[1]
Reclassifications and others	[1]	201	559
Effect of changes in foreign exchange rates	[1]	(3,887)	(4,188)
Equipment and Machinery [Member]
Leases (Details) - Schedule of reconciliation of asset balances [Line Items]
Beginning balance		5,076	6,975
Ending balance		4,999	5,076	6,975
Addition to right-of-use asset		2,293	709
Depreciation		(1,343)	(463)
Derecognition of contracts		(33)	(58)
Impairment loss		(356)
Reclassifications and others		47	(1,155)
Effect of changes in foreign exchange rates		(685)	(932)
Vehicles [Member]
Leases (Details) - Schedule of reconciliation of asset balances [Line Items]
Beginning balance			32
Ending balance		55		32
Addition to right-of-use asset
Depreciation		(7)
Derecognition of contracts
Impairment loss
Reclassifications and others		61	(32)
Effect of changes in foreign exchange rates		1
Computers [Member]
Leases (Details) - Schedule of reconciliation of asset balances [Line Items]
Beginning balance		698	1,302
Ending balance		1,263	698	$ 1,302
Addition to right-of-use asset		1,219
Depreciation		(582)	(449)
Derecognition of contracts			(86)
Impairment loss
Reclassifications and others
Effect of changes in foreign exchange rates		$ (72)	$ (69)

[1]	Includes net right-of-use assets of $1,373 (2021: $1,537) with related party WM Partners, LP.